Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 9,321	₨ 8,017
Tax loss carry-forwards	38,564	32,117
Tax loss carry-forwards not currently subject to expiration dates	35,621	29,993
Tax loss carry-forwards expires in various years	₨ 2,943	2,124
Tax loss carry-forwards expiration period	2042
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 108,724	94,029
Decrease of current tax expense due to tax holidays	₨ 16,718	₨ 16,483	₨ 11,458
Tax incentives per share	₨ 3.05	₨ 3.02	₨ 2.03
Branch profit tax percentage	15.00%
Expiry of tax holiday period	2034-35
Effective minimum alternative tax rate percentage	17.47%
Term over which minimum alternative tax is eligible to be carried forward	15 years
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 2,624	₨ 2,144